LAND USE RIGHTS, NET - Additional Information (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Land Use Rights Disclosure [Line Items]
Amortization expenses for land use right	¥ 805	¥ 805	¥ 805
Future Amortization [Member]
Land Use Rights Disclosure [Line Items]
Expected amortization expense of land use rights in next twelve months	805
Expected amortization expense of land use rights year two	805
Expected amortization expense of land use rights year three	805
Expected amortization expense of land use rights year four	805
Expected amortization expense of land use rights year five	805
Expected amortization expense of land use rights thereafter	¥ 805